Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Moderate Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 46.4%
Penn Series Flexibly Managed Fund*	157,175	$13,391,336
Penn Series Index 500 Fund*	1,060,197	38,559,361
Penn Series Large Cap Growth Fund*	68,082	2,278,716
Penn Series Large Cap Value Fund*	163,844	6,676,649
Penn Series Large Core Value Fund*	323,832	8,937,746
Penn Series Large Growth Stock Fund*	39,391	2,308,282
Penn Series Mid Cap Growth Fund*	129,354	4,555,856
Penn Series Mid Core Value Fund*	332,646	11,173,584
Penn Series Real Estate Securities Fund*	151,551	4,354,069
Penn Series Small Cap Index Fund*	238,705	6,652,696
Penn Series SMID Cap Growth Fund*	52,470	2,260,414
Penn Series SMID Cap Value Fund*	67,306	2,254,078
TOTAL AFFILIATED EQUITY FUNDS (Cost $79,158,385)		103,402,787

AFFILIATED FIXED INCOME FUNDS — 36.8%
Penn Series High Yield Bond Fund*	537,040	8,796,719
Penn Series Limited Maturity Bond Fund*	1,975,352	25,798,099
Penn Series Quality Bond Fund*	3,086,581	47,471,608
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $80,321,074)		82,066,426

AFFILIATED INTERNATIONAL EQUITY FUNDS — 16.4%
Penn Series Developed International Index Fund*	566,995	9,173,981
Penn Series Emerging Markets Equity Fund*	1,032,360	11,345,638
Penn Series International Equity Fund*	428,790	16,139,670
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $32,376,238)		36,659,289

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $932,177)	932,177	932,177
TOTAL INVESTMENTS — 100.0% (Cost $192,787,874)		$223,060,679
Other Assets & Liabilities — (0.0)%		(50,740)
TOTAL NET ASSETS — 100.0%		$223,009,939

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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